Financial Instruments (Details) - Schedule of classification and linkage terms of financial instruments ₪ in Thousands, $ in Thousands		Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)
Financial Instruments (Details) - Schedule of classification and linkage terms of financial instruments [Line Items]
Cash		$ 853,626		$ 585,338
Bank deposits		501,969		85,596
Restricted deposits		649		468
Trade receivables (net)		3,422		713
Other receivables		5,902		429
Financial assets		1,365,568		672,544
Financial liabilities at amortized cost		(21,111)		20,545
Total net financial assets (liabilities)		1,344,457		651,999
NIS [Member]
Financial Instruments (Details) - Schedule of classification and linkage terms of financial instruments [Line Items]
Cash | ₪			₪ 72,190		₪ 1,057
Bank deposits | ₪			80,457
Restricted deposits | ₪			569		406
Trade receivables (net) | ₪			36		17
Other receivables | ₪			4,240		410
Financial assets | ₪			157,492		1,890
Financial liabilities at amortized cost | ₪			(10,392)		4,366
Total net financial assets (liabilities) | ₪			₪ 147,100		₪ (2,476)
U.S. dollar [Member]
Financial Instruments (Details) - Schedule of classification and linkage terms of financial instruments [Line Items]
Cash		753,320		584,205
Bank deposits		421,512		85,596
Restricted deposits		80		62
Trade receivables (net)		130		534
Other receivables		2,806		19
Financial assets		1,175,848		670,416
Financial liabilities at amortized cost		(3,623)		16,134
Total net financial assets (liabilities)		1,172,225		654,282
Other [Member]
Financial Instruments (Details) - Schedule of classification and linkage terms of financial instruments [Line Items]
Cash	[1]	28,116		76
Bank deposits	[1]
Restricted deposits	[1]
Trade receivables (net)	[1]	3,256		162
Other receivables	[1]	856
Financial assets	[1]	32,228		238
Financial liabilities at amortized cost	[1]	(7,096)		45
Total net financial assets (liabilities)	[1]	$ 25,132		$ 193

[1]	Mainly Euro